UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-3495

                           Scudder Money Market Trust
                           --------------------------
               (Exact name of registrant as specified in charter)


                                 345 Park Avenue
                               New York, NY 10154
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  05/31
                          -----

Date of reporting period: 8/31/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Investment Portfolio                                                  as of August 31, 2005  (Unaudited)
------------------------------------------------------------------------------------------------------------


Scudder Money Market Series

                                                                                  Principal
                                                                                 Amount ($)      Value ($)
                                                                          ----------------------------------

------------------------------------------------------------------------------------------------------------
    Certificates of Deposit and Bank Notes 25.8%
------------------------------------------------------------------------------------------------------------
Bank of The West:
    3.54%, 9/19/2005                                                              50,000,000      50,000,000
    3.54%, 9/20/2005                                                             101,000,000     101,000,000
Bank of Tokyo-Mitsubishi:
    3.54%, 9/8/2005                                                              165,000,000     165,000,000
    3.54%, 9/12/2005                                                             150,000,000     150,000,000
Barclays Bank PLC:
    3.54%, 9/15/2005                                                             260,000,000     260,000,000
    3.72%, 11/10/2005                                                             45,000,000      45,000,000
BNP Paribas:
    3.02%, 9/20/2005                                                             110,000,000     109,998,260
    3.745%, 11/25/2005                                                           140,000,000     140,000,000
Calyon:
    3.02%, 9/20/2005                                                             110,000,000     109,998,260
    3.27%, 3/6/2006                                                               20,000,000      20,000,000
    3.68%, 6/2/2006                                                               85,000,000      84,995,336
    3.685%, 6/2/2006                                                              40,000,000      40,000,000
Credit Agricole SA, 3.735%, 11/14/2005                                           240,000,000     240,000,000
Credit Suisse First Boston, 3.54%, 9/20/2005                                     152,000,000     152,000,000
Depfa Bank PLC, 3.22%, 2/6/2006                                                   87,000,000      87,000,000
HBOS Treasury Services PLC:
    3.23%, 2/14/2006                                                              45,000,000      44,997,349
    3.27%, 3/6/2006                                                               70,000,000      70,000,000
    3.8%, 7/10/2006                                                              100,000,000     100,000,000
    4.0%, 7/18/2006                                                               25,000,000      25,000,000
Natexis Banque Populaires:
    3.53%, 9/20/2005                                                             190,000,000     190,000,000
    3.76%, 11/25/2005                                                             90,000,000      90,000,000
Royal Bank of Canada, 4.05%, 7/24/2006                                            30,000,000      30,000,000
Societe Generale:
    3.265%, 3/3/2006                                                              85,000,000      85,000,000
    3.53%, 9/19/2005                                                             250,000,000     250,000,000
Toronto Dominion Bank:
    3.75%, 5/16/2006                                                              21,050,000      21,048,552
    3.8%, 7/10/2006                                                              130,000,000     130,000,000
    3.82%, 6/16/2006                                                              30,000,000      30,000,000
    3.94%, 7/10/2006                                                              60,000,000      60,004,784
    3.94%, 7/24/2006                                                             150,000,000     150,000,000
UniCredito Italiano SpA:
    3.755%, 11/16/2005                                                           160,000,000     160,000,000
    3.8%, 6/15/2006                                                               41,500,000      41,500,000
    3.98%, 3/10/2006                                                             100,000,000     100,000,000
------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit and Bank Notes (Cost $3,332,542,541)                             3,332,542,541

------------------------------------------------------------------------------------------------------------
    Commercial Paper** 20.2%
------------------------------------------------------------------------------------------------------------
Alliance & Leicester PLC, 3.6%, 10/31/2005                                        50,000,000      49,700,000
Atlantis One Funding Corp., 3.52%, 9/20/2005                                      60,752,000      60,639,136
Cancara Asset Securitization LLC, 3.54%, 9/15/2005                                39,120,000      39,066,145
CC (USA), Inc., 3.6%, 11/1/2005                                                   75,000,000      74,542,500
Chariot Funding LLC, 3.51%, 9/20/2005                                             51,481,000      51,385,631
Charta LLC:
    3.53%, 9/1/2005                                                               60,300,000      60,300,000
    3.54%, 9/15/2005                                                              27,000,000      26,962,830
Compass Securitization LLC, 3.53%, 9/8/2005                                       25,000,000      24,982,840
CRC Funding LLC:
    3.54%, 9/27/2005                                                              50,000,000      49,872,167
    3.55%, 9/27/2005                                                              41,000,000      40,894,881
Giro Funding US Corp., 3.51%, 9/20/2005                                           35,000,000      34,935,163
Greyhawk Fund LLC:
    3.53%, 9/19/2005                                                              34,481,000      34,420,141
    3.53%, 9/20/2005                                                             100,000,000      99,813,694
ING (U.S.) Funding LLC, 3.53%, 9/20/2005                                          44,000,000      43,918,026
Jupiter Securitization Corp., 3.51%, 9/20/2005                                    20,556,000      20,517,920
Lake Constance Funding LLC, 3.52%, 9/20/2005                                      50,000,000      49,907,111
Liberty Street Funding:
    3.51%, 9/8/2005                                                               37,000,000      36,974,748
    3.53%, 9/20/2005                                                              60,000,000      59,888,217
Mane Funding Corp., 3.7%, 11/7/2005                                               50,000,000      49,655,694
Morgan Stanley, 3.55%, 9/20/2005                                                 120,000,000     119,775,167
National Australia Funding (DE), Inc., 3.5%, 9/20/2005                            60,000,000      59,889,167
Park Avenue Receivables Co., LLC, 3.55%, 9/22/2005                                90,000,000      89,813,625
PepsiCo., Inc., 3.51%, 9/20/2005                                                  30,000,000      29,944,425
Perry Global Funding LLC:
    Series A, 3.56%, 9/22/2005                                                    70,000,000      69,854,633
    Series A, 3.56%, 9/23/2005                                                   100,000,000      99,782,444
    Series A, 3.56%, 10/4/2005                                                    50,000,000      49,836,833
    Series A, 3.6%, 10/11/2005                                                    37,316,000      37,166,736
Procter & Gamble Co., 3.59%, 10/26/2005                                           25,000,000      24,862,882
Prudential PLC, 3.57%, 10/19/2005                                                 35,250,000      35,082,210
Rabobank USA Financial Corp., 3.55%, 9/1/2005                                     64,051,000      64,051,000
Sanofi-Aventis:
    3.51%, 9/21/2005                                                              73,000,000      72,857,650
    3.59%, 10/5/2005                                                              80,000,000      79,728,756
SBC Communications, Inc., 3.55%, 9/21/2005                                        50,000,000      49,901,389
Scaldis Capital LLC:
    3.53%, 9/20/2005                                                             108,716,000     108,513,456
    3.58%, 9/26/2005                                                             125,000,000     124,689,236
    3.59%, 9/26/2005                                                             100,000,000      99,750,694
    3.6%, 9/28/2005                                                               22,719,000      22,657,659
Societe Generale North America, Inc., 2.97%, 9/12/2005                            85,000,000      84,922,862
Teachers Insurance & Annuity Association of America, 3.55%, 9/21/2005             30,000,000      29,940,833
The Goldman Sachs Group, Inc., 3.185%, 3/3/2006                                   85,000,000      83,623,815
Three Rivers Funding Corp., 3.6%, 9/27/2005                                       52,939,000      52,801,359
Total Capital SA, 3.56%, 9/1/2005                                                 30,090,000      30,090,000
Toyota Motor Credit Corp., 3.43%, 9/2/2005                                        50,000,000      49,995,236
UBS Finance (DE) LLC, 3.56%, 9/1/2005                                             78,048,000      78,048,000
Windmill Funding Corp.:
    3.54%, 9/23/2005                                                              30,000,000      29,935,100
    3.55%, 9/26/2005                                                              31,000,000      30,923,576
------------------------------------------------------------------------------------------------------------
Total Commercial Paper (Cost $2,616,815,587)                                                   2,616,815,587

------------------------------------------------------------------------------------------------------------
    Master Notes 1.0%
------------------------------------------------------------------------------------------------------------
The Bear Stearns Companies, Inc., 3.71%*, 9/1/2005(j) (Cost $ 135,000,000)       135,000,000     135,000,000
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
    US Government Sponsored Agencies 4.2%
------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 3.6%, 7/13/2006                                           30,000,000      30,000,000
Federal Home Loan Mortgage Corp., 3.51% *, 10/7/2005                             100,000,000     100,000,000
Federal National Mortgage Association:
    3.15%, 2/8/2006                                                               34,870,000      34,802,811
    3.25% *, 12/9/2005                                                            50,000,000      49,991,755
    3.439% *, 9/7/2006                                                           156,000,000     155,882,119
    4.0%, 8/8/2006                                                                36,000,000      36,000,000
    4.05%, 8/14/2006                                                              75,000,000      75,000,000
    4.07%, 8/18/2006                                                              60,000,000      60,000,000
    7.17%, 6/27/2006                                                               9,000,000       9,242,764
------------------------------------------------------------------------------------------------------------
Total US Government Sponsored Agencies (Cost $550,919,449)                                       550,919,449

------------------------------------------------------------------------------------------------------------
    Funding Agreements 0.5%
------------------------------------------------------------------------------------------------------------
New York Life Insurance Co., 3.12%*, 9/20/2005 (Cost $60,000,000)                 60,000,000      60,000,000

------------------------------------------------------------------------------------------------------------
    Promissory Notes 1.2%
------------------------------------------------------------------------------------------------------------
The Goldman Sachs Group, Inc., 3.7%*, 2/16/2006 (Cost $150,000,000)              150,000,000     150,000,000

------------------------------------------------------------------------------------------------------------
    Short Term Notes* 15.9%
------------------------------------------------------------------------------------------------------------
American Express Centurion Bank, 3.51%, 9/1/2005                                  50,000,000      50,000,000
American Express Credit Corp., 3.699%, 3/31/2006                                  40,000,000      40,015,870
American Honda Finance Corp., 144A, 3.52%, 7/10/2006                              70,000,000      70,000,000
Australia & New Zealand Banking Group Ltd., 3.6%, 6/23/2006                       30,000,000      30,000,000
Beta Finance, Inc., 3.661%, 11/23/2005                                            45,000,000      45,005,138
BMW US Capital LLC, 144A, 3.54%, 4/18/2006                                        45,000,000      45,000,000
Canadian Imperial Bank of Commerce, 1.92%, 10/14/2005                            120,000,000     120,037,654
Citigroup, Inc., 3.555%, 3/20/2006                                                50,000,000      50,046,537
Commonwealth Bank of Australia, 3.61%, 8/24/2006                                  40,000,000      40,000,000
Depfa Bank PLC, 3.42%, 9/15/2006                                                  92,000,000      91,999,830
Dexia Banque Belgique, 3.609%, 8/30/2006                                          70,000,000      69,986,132
First Tennessee Bank NA, 3.38%, 9/22/2005                                         75,000,000      74,998,587
Greenwich Capital Holdings, Inc., 3.53%, 12/16/2005                               60,000,000      60,000,000
Harris Trust & Savings Bank, 3.57%, 2/2/2006                                      30,000,000      29,999,367
HSBC Bank USA NA, 3.73%, 5/4/2006                                                100,000,000     100,031,340
HSBC Finance Corp., 3.63%, 3/24/2006                                             115,000,000     115,000,000
International Business Machine Corp., 3.529%, 3/8/2006                            50,000,000      50,000,000
Lehman Brothers Holdings, Inc., 3.76%, 12/23/2005                                100,000,000     100,037,013
Merrill Lynch & Co., Inc.:
    3.57%, 1/4/2006                                                               60,000,000      60,000,000
    3.6%, 9/15/2006                                                               70,000,000      70,000,000
Metropolitan Life Global Funding I, 3.441%, 3/17/2006                             30,000,000      30,007,890
Morgan Stanley, 3.63%, 11/15/2005                                                100,000,000     100,000,000
Natexis Banque Populaires, 3.72%, 1/9/2006                                        40,000,000      40,011,374
Pfizer, Inc., 144A, 3.3%, 10/7/2005                                               70,000,000      70,000,000
Royal Bank of Scotland PLC, 3.59%, 9/29/2005                                      65,000,000      64,997,859
Skandinaviska Enskila Banken, 3.578%, 7/18/2006                                   55,000,000      55,000,000
Societe Generale, 3.53%, 2/16/2006                                                25,000,000      24,997,133
Tango Finance Corp., 144A, 3.31%, 2/10/2006                                       25,000,000      24,998,917
The Goldman Sachs Group, Inc., 2.48%, 8/18/2006                                   50,000,000      50,093,661
UniCredito Italiano SpA:
    3.318%, 9/8/2006                                                              70,000,000      69,971,436
    3.8%, 2/28/2006                                                               34,000,000      33,993,671
Wells Fargo Bank NA, 3.25%, 8/7/2006                                             135,000,000     134,984,332
Westpac Banking Corp., 3.3%, 9/9/2005                                             40,000,000      39,999,737
------------------------------------------------------------------------------------------------------------
Total Short Term Notes (Cost $2,051,213,478)                                                   2,051,213,478

------------------------------------------------------------------------------------------------------------
    Time Deposit 22.6%
------------------------------------------------------------------------------------------------------------
Branch Banking & Trust Co.:
    3.6%, 9/1/2005                                                               125,000,000     125,000,000
    3.61%, 9/1/2005                                                              295,000,000     295,000,000
Dexia Banque Belgique, 3.53%, 9/6/2005                                           250,000,000     250,000,000
Dresdner Bank AG, 3.59%, 9/1/2005                                                579,400,000     579,400,000
Fifth Third Bank, 3.59%, 9/1/2005                                                300,000,000     300,000,000
JPMorgan Chase & Co., 3.58%, 9/1/2005                                            400,000,000     400,000,000
Rabobank Nederland NV, 3.59%, 9/1/2005                                           500,000,000     500,000,000
Wells Fargo Bank NA:
    3.58%, 9/1/2005                                                              375,000,000     375,000,000
    3.6%, 9/1/2005                                                               100,000,000     100,000,000
------------------------------------------------------------------------------------------------------------
Total Time Deposit (Cost $2,924,400,000)                                                       2,924,400,000

------------------------------------------------------------------------------------------------------------
    US Government Agency Sponsored Pass-Throughs 0.4%
------------------------------------------------------------------------------------------------------------
Federal National Mortgage Association, 3.58%**, 11/1/2005 (Cost $49,696,695)      50,000,000      49,696,695

------------------------------------------------------------------------------------------------------------
    Municipal Bonds and Notes*** 0.3%
------------------------------------------------------------------------------------------------------------
Maryland, State Health & Higher Education Facilities Authority Revenue,            2,700,000       2,700,000
    Adventist, Series B, 3.65%, 1/1/2035, LaSalle Bank NA (a)                              1               1
Texas, State Product Development Program, Series A, 3.55%, 6/1/2045               20,500,000      20,500,000
Texas, State Small Business, Series B, 3.55%, 6/1/2045                            10,000,000      10,000,000
------------------------------------------------------------------------------------------------------------
Total Municipal Bonds and Notes (Cost $43,200,000)                                                43,200,000

------------------------------------------------------------------------------------------------------------
    Repurchase Agreements 11.6%
------------------------------------------------------------------------------------------------------------
Banc of America Securities LLC, 3.6%, dated 8/31/2005, to be repurchased at      434,311,119     434,311,119
    $434,354,550 on 9/1/2005 (b)
Bank of America Securities LLC, 3.59%, dated 8/24/2005, to be repurchased        300,000,000     300,000,000
    at $301,106,917 on 9/30/2005 (c)
BNP Paribas, 3.62%, dated 8/31/2005, to be repurchased at $437,043,943 on        437,000,000     437,000,000
    9/1/2005 (d)
Greenwich Capital Markets, Inc., 3.61%, dated 8/31/2005, to be repurchased       253,000,000     253,000,000
    at $253,025,370 on 9/1/2005 (e)
Merrill Lynch Government Security, Inc., 3.7%, dated 8/11/2005, to be             70,000,000      70,000,000
    repurchased at $70,654,694 on 11/10/2005 (f)
State Street Bank & Trust Co., 3.33%, dated 8/31/2005, to be repurchased at        6,459,000       6,459,000
    $6,459,597 on 9/1/2005 (g)
------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (Cost $1,500,770,119)                                              1,500,770,119

                                                                                     % of
                                                                               Net Assets        Value ($)
                                                                          ---------------------------------
Total Investment Portfolio (Cost $ 13,414,557,869)                                 103.7     13,414,557,869
Other Assets and Liabilities, Net                                                   (3.7)      (481,286,972)
------------------------------------------------------------------------------------------------------------
Net Assets                                                                         100.0     12,933,270,897

     For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of August 31, 2005.

**   Annualized yield at time of purchase; not a coupon rate.

*** Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of August 31, 2005.

(a)  Security incorporates a letter of credit from a major bank.

(b) Collateralized by $605,565,147 Federal National Mortgage Association, various coupon rates from 5.0-5.5%, with various maturities from 2/1/2034-4/1/2035, with a value of $447,340,453.

(c)  Collateralized by:

Principal                                                        Maturity        Collateral
Amount ($)       Security                             Rate (%)       Date         Value ($)
--------------------------------------------------------------------------------------------
                                                                  7/1/2014-
236,460,584    Federal National Mortgage Association   4.0-7.0    8/1/2035      239,290,401
                                                                  7/1/2014-
 65,422,168    Federal Home Loan Mortgage Corp.        4.0-7.5    8/1/2035       66,709,600
--------------------------------------------------------------------------------------------
Total Collateral Value                                                          306,000,001

(d)  Collateralized by:

Principal                                                        Maturity        Collateral
Amount ($)       Security                             Rate (%)       Date         Value ($)
--------------------------------------------------------------------------------------------
                                                                 6/1/2018-
304,063,119    Federal National Mortgage Association   3.6-6.5   12/1/2037      308,930,592
                                                                 4/1/2009-
136,743,382    Federal Home Loan Mortgage Corp.        3.5-5.5   9/1/2035       136,809,409
--------------------------------------------------------------------------------------------
Total Collateral Value                                                          445,740,001

(e)  Collateralized by:

Principal                                                        Maturity        Collateral
Amount ($)       Security                             Rate (%)       Date         Value ($)
--------------------------------------------------------------------------------------------
                                                                 6/1/2018-
  1,677,535    Federal National Mortgage Association   3.6-6.5   12/1/2037        1,678,622
                                                       Zero
                                                      Coupon -
                                                                 2/15/2019-
255,106,294    Federal Home Loan Mortgage Corp.         7.0      7/15/2035      256,382,805
--------------------------------------------------------------------------------------------
Total Collateral Value                                                          258,061,427

(f) Collateralized by $70,365,063 Federal National Mortgage Association with various coupon rates from 4.5-7.5% and various maturities from 2/1/2011-9/1/2035 with a value of $71,400,485.

(g) Collateralized by $6,600,000 US Treasury Note, 1.625%, maturing on 9/30/2005 with a value of $6,634,525.

(h)  Reset date; not a maturity date.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Money Market Series, a series of
                                    Scudder Money Market Trust


By:                                 /s/Vincent J. Esposito
                                    -------------------------------
                                    Vincent J. Esposito
                                    President

Date:                               October 25, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Money Market Series, a series of
                                    Scudder Money Market Trust


By:                                 /s/Vincent J. Esposito
                                    -------------------------------
                                    Vincent J. Esposito
                                    President

Date:                               October 25, 2005



By:                                 /s/Paul Schubert
                                    -------------------------------
                                    Paul Schubert
                                    Chief Financial Officer and Treasurer

Date:                               October 25, 2005